MFS® Managed Wealth Fund
MFS® Managed Wealth Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

The annual fund operating expenses are based on estimated “Other Expenses” and “Acquired (Underlying) Fund Fees and Expenses” for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Managed Wealth Fund	A		B	C	I	R1	R2	R3	R4
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Managed Wealth Fund		A	B	C	I	R1	R2	R3	R4
Management Fee		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Acquired (Underlying) Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		1.90%	2.65%	2.65%	1.65%	2.65%	2.15%	1.90%	1.65%
Fee Reductions and/or Expense Reimbursements	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 0.91% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the fund's average daily net assets annually for each of Class I and Class R4 shares, and 1.16% of the fund's average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2015.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Managed Wealth Fund (USD $)	1 YEAR	3 YEARS
A	719	1,101
B	628	1,086
C	328	786
I	127	481
R1	228	786
R2	178	635
R3	153	558
R4	127	481

Expense Example No Redemption MFS® Managed Wealth Fund (USD $)	1 YEAR	3 YEARS
B	228	786
C	228	786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments).  In addition, MFS may seek to limit the fund’s exposure to certain extreme market events.

Derivatives include futures, forward contracts, options, structured securities, and swaps.

It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.

A committee of portfolio managers is responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund’s tactical allocation overlay.

Strategic Fund Allocation:  The underlying funds are selected by the committee of portfolio managers based on underlying fund classifications, historical risk, performance, and other factors.  MFS expects the fund’s target allocation to be equally weighted among the following underlying funds: MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund.

A portion of the fund’s portfolio (approximately 10%-15%) will be held in cash due to collateral requirements associated with the fund’s derivative transactions, purchase and redemption activity, and other short term cash needs.

Tactical Asset Allocation Overlay:  MFS implements the tactical asset allocation overlay primarily through the use of derivative instruments based on the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets.  In seeking to reduce the fund’s volatility, MFS decreases the fund’s exposure to the equity and/or currency markets represented by the underlying funds.  In addition, MFS may expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments or small cap equity securities) when the committee of portfolio managers believes such asset classes or markets are relatively attractive.

After taking into account the tactical asset allocation overlay, the fund’s total market exposure will normally be between 10% and 90% of the fund’s assets.  (The fund’s total market exposure includes the fund’s exposure to the equity market through investment in the underlying funds and exposure to any other markets through the tactical overlay.)  When the committee of portfolio managers’ assessment of the relative attractiveness of asset classes and markets is neutral, the fund’s exposure to the equity market is expected to be approximately 50% of the fund’s assets.

MFS’ tactical asset allocation process for the fund will typically make extensive use of derivatives.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Strategy Risk:  The fund’s strategy to reduce its exposure to the equity and/or currency markets represented by the underlying funds and to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure may not produce the intended results.  In addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: The fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested and may be more volatile than the performance of more geographically-diversified funds.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of operations.